VARIABLE INTEREST ENTITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Amounts Recognized in Balance Sheet
	June 30, 2015	December 31, 2014
Total current assets	$223,470	$94,474
Total assets	599,864	562,322
Total current liabilities	215,007	140,365
Total liabilities	415,007	629,365

	December 31, 2014	December 31, 2013
Total current assets	$94,474	$88,491
Total assets	562,322	439,742
Total current liabilities	140,365	84,800
Total liabilities	629,365	521,800

Schedule of Statement of Operations - 3M
	Three Months Ending
	June 30, 2015	June 30, 2014
Revenues	$161,575	$586,735
Cost of goods	(80,753)	(350,707)
Gross margin	80,822	236,028
Expenses	27,336	276,440
Net income (loss)	$(53,486)	$(40,412)

Schedule of Statement of Operations - 6M
	Six Months Ending
	June 30, 2015	June 30, 2014
Revenues	$341,900	$1,105,114
Cost of goods	(179,810)	(625,165)
Gross margin	162,090	479,366
Expenses	124,260	466,342
Net income (loss)	$37,830	$13,024

Schedule of Statement of Operations - 12M
	Years Ending
	December 31, 2014	December 31, 2013
Revenues	$2,228,086	$1,563,217
Cost of goods	(1,378,689)	(791,287)
Gross margin	849,397	771,930
Expenses	807,346	873,580
Net income (loss)	$42,051	$(107,650)